Derivative Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Location and fair value of derivative instruments reported in the Consolidated Statements of Financial Position
The location and fair value of derivative instruments reported in the Consolidated Statements of Financial Position were as follows:

(Millions of dollars)
		Asset (Liability) Fair Value
		December 31,
	Consolidated Statements of Financial Position Location	2012	2011	2010
Designated derivatives
Interest rate contracts	Other assets	$226	$248	$211
Interest rate contracts	Accrued expenses	(8)	(6)	(18)
		$218	$242	$193
Undesignated derivatives
Foreign exchange contracts	Other assets	$10	$7	$6
Foreign exchange contracts	Accrued expenses	(5)	(16)	(9)
Cross currency contracts	Accrued expenses	(1)	—	—
Interest rate contracts	Other assets	2	—	—
Interest rate contracts	Accrued expenses	(1)	(1)	(1)
		$5	$(10)	$(4)

Deferred gains (losses) recorded in AOCI on the Consolidated Statements of Changes in Stockholder's Equity
For the years ended December 31, 2012, 2011 and 2010, the deferred gains (losses) recorded in AOCI on the Consolidated Statements of Changes in Stockholder’s Equity associated with our cash flow interest rate contract hedges were as follows:

(Millions of dollars)
Balance as of December 31, 2011, net of tax of $3	$(6)
Gains (losses) deferred during the year, net of tax of $-	1
(Gains) losses reclassified to earnings, net of tax of $(1)	(3)
Balance as of December 31, 2012, net of tax of $4	$(8)

(Millions of dollars)
Balance as of December 31, 2010, net of tax of $6	$(14)
Gains (losses) deferred during the year, net of tax of $-	(1)
(Gains) losses reclassified to earnings, net of tax of $3	9
Balance as of December 31, 2011, net of tax of $3	$(6)

(Millions of dollars)
Balance as of December 31, 2009, net of tax of $21	$(41)
Gains (losses) deferred during the year, net of tax of $1	(6)
(Gains) losses reclassified to earnings, net of tax of $16	33
Balance as of December 31, 2010, net of tax of $6	$(14)

Schedule of effect of derivatives designated as fair value hedging instruments in the Consolidated Statements of Profit
The effect of derivatives designated as hedging instruments on the Consolidated Statements of Profit was as follows:

Fair Value Hedges
(Millions of dollars)
		Year Ended December 31, 2012
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts	Other income (expense)	$(20)	$36

		Year Ended December 31, 2011
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts	Other income (expense)	$39	$(44)

		Year Ended December 31, 2010
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts	Other income (expense)	$107	$(98)

Schedule of effect of derivatives designated as cash flow hedging instruments in the Consolidated Statements of Profit

Cash Flow Hedges
(Millions of dollars)
		Year Ended December 31, 2012
	Classification of Gains (Losses)	Reclassified from AOCI to Earnings (Effective Portion)	Recognized in Earnings (Ineffective Portion)
Interest rate contracts	Interest expense	$4	$—
Interest rate contracts	Other income (expense)	—	(1)
		$4	$(1)

		Year Ended December 31, 2011
	Classification of Gains (Losses)	Reclassified from AOCI to Earnings (Effective Portion)	Recognized in Earnings (Ineffective Portion)
Interest rate contracts	Interest expense	$(12)	$—
Interest rate contracts	Other income (expense)	—	(2)
		$(12)	$(2)

		Year Ended December 31, 2010
	Classification of Gains (Losses)	Reclassified from AOCI to Earnings (Effective Portion)	Recognized in Earnings (Ineffective Portion)
Interest rate contracts	Interest expense	$(49)	$—
Interest rate contracts	Other income (expense)	—	(1)
		$(49)	$(1)

Schedule of effect of derivatives not designated as hedging instruments on the Consolidated Statements of Profit
The effect of derivatives not designated as hedging instruments on the Consolidated Statements of Profit was as follows for the years ended December 31:

Undesignated Derivatives
(Millions of dollars)
	Classification of Gains (Losses)	2012	2011	2010
Foreign exchange contracts	Other income (expense)	$7	$(15)	$16
Cross currency contracts	Other income (expense)	(1)	—	—
Interest rate contracts	Other income (expense)	—	—	2
		$6	$(15)	$18

Schedule of offsetting of derivative assets and liabilities
The effect of the net settlement provisions of the master netting agreements on our derivative balances upon an event of default or a termination event is as follows:

Offsetting of Derivative Assets and Liabilities
(Millions of dollars)
	December 31, 2012	December 31, 2011	December 31, 2010
Derivative Assets
Gross Amount of Recognized Assets	$238	$255	$217
Gross Amounts Offset	—	—	—
Net Amount of Assets(1)	238	255	217
Gross Amounts Not Offset
Financial Instruments	(12)	(11)	(26)
Cash Collateral Received	—	—	—
Net Amount	$226	$244	$191

Derivative Liabilities
Gross Amount of Recognized Liabilities	$(15)	$(23)	$(28)
Gross Amounts Offset	—	—	—
Net Amount of Liabilities(1)	(15)	(23)	(28)
Gross Amounts Not Offset
Financial Instruments	12	11	26
Cash Collateral Received	—	—	—
Net Amount	$(3)	$(12)	$(2)

(1) As presented in the Consolidated Statements of Financial Position.